Income taxes - Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax
Expense for the year	$ 7,153	$ 797
Current income tax expense	7,153	797
Deferred income tax:
Origination and reversal of temporary differences	(1,062)	(45,186)
Impact of changes in tax rates	11	98
Change in unrecognized deductible temporary differences	6,570	3,891
Other	(1,759)	0
Deferred income tax expense (recovery)	3,760	(41,197)
Income tax expense (recovery)	$ 10,913	$ (40,400)